Summary of Revisions to Consolidated Statement of Changes in Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Net income (loss)	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,585)	$ (5,844)	$ 24,438	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.	7,501	11,032	[1]	(20,005)	[1]	13,993	[1]	23,590	[1]	7,283	[1]	10,201	[1]	14,058	[1]	(5,744)	(6,012)	24,259	5,020	31,542	12,521	55,132	41,633
Retained earnings (Accumulated deficit)	(48,153)	(55,654)		(66,686)		82,711		68,718		45,128		37,845		27,644		(53,897)	(66,686)	37,845	(55,654)	45,128	(48,153)	68,718	13,586
Total Global Brass and Copper Holdings, Inc. stockholder's equity (deficit)	(51,351)	(58,499)		(69,309)		93,247		79,492		56,382		49,347		39,907		(23,647)	(69,309)	49,347	(58,499)	56,382	(51,351)	79,492	25,564
Total equity (deficit)	(47,801)	(55,058)		(65,951)		96,486		82,660		59,555		52,478		42,940		(19,871)	(65,951)	52,478	(55,058)	59,555	(47,801)	82,660	28,469	24,859
Scenario, Previously Reported [Member]
Net income (loss)		11,821		(20,970)		14,513		24,461		6,865		10,245		14,448			(6,457)	24,693	5,364	31,558		56,019	41,396
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.		11,716		(21,084)		14,459		24,481		6,868		10,178		14,336			(6,625)	24,514	5,091	31,382		55,863	40,884
Retained earnings (Accumulated deficit)		(56,083)		(67,799)		82,677		68,218		43,737		36,869		26,691			(67,799)	36,869	(56,083)	43,737		68,218	12,355
Total Global Brass and Copper Holdings, Inc. stockholder's equity (deficit)		(58,928)		(70,422)		93,213		78,992		54,991		48,371		38,954			(70,422)	48,371	(58,928)	54,991		78,992	24,333
Total equity (deficit)		(55,487)		(67,064)		96,452		82,160		58,164		51,502		41,987			(67,064)	51,502	(55,487)	58,164		82,160	27,238
Scenario, Adjustment [Member]
Net income (loss)		(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.		(684)		1,079		(466)		(891)		415		23		(278)			613	(255)	(71)	160		(731)	749
Retained earnings (Accumulated deficit)		429		1,113		34		500		1,391		976		953			1,113	976	429	1,391		500	1,231
Total Global Brass and Copper Holdings, Inc. stockholder's equity (deficit)		429		1,113		34		500		1,391		976		953			1,113	976	429	1,391		500	1,231
Total equity (deficit)		$ 429		$ 1,113		$ 34		$ 500		$ 1,391		$ 976		$ 953			$ 1,113	$ 976	$ 429	$ 1,391		$ 500	$ 1,231

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".